Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable [Abstract]
Net Accounts Receivable

	December 31,
	2014	2013
Billed utility revenue	$55,537	$56,178
Unbilled revenue	35,566	33,346
Other	11,261	9,593
	102,364	99,117
Less allowance for doubtful accounts	5,365	4,413
Net accounts receivable	$96,999	$94,704

Allowance For Doubtful Accounts

	2014	2013	2012
Balance at January 1,	$4,413	$4,299	$4,485
Amounts charged to expense	5,838	4,708	4,785
Accounts written off	(6,120)	(5,884)	(5,935)
Recoveries of accounts written off	1,234	1,290	964
Balance at December 31,	$5,365	$4,413	$4,299